Financing obligation	12 Months Ended
Dec. 31, 2020
Financing obligation [Abstract]
Financing obligation
11.	Financing obligation

On January 4, 2016, September 13, 2016 and January 26, 2018 for the fiscal years 2016, 2017 and 2018, respectively, AC Immune obtained separate funding commitment notices from the LuMind Research Down Syndrome Foundation (LuMind) totaling USD 200 thousand in each instance. Per the Research Grant Agreement, AC Immune has an obligation to reimburse LuMind for an amount equal to 125% of the then funding commitment made by LuMind to AC Immune.

On October 31, 2018, LuMind and the Company modified the repayment terms in an effort to fund a Down Syndrome Clinical Trials Network. The repayment terms were modified such that the Company will repay the outstanding balance in three installments in 2018, 2019 and 2020, with the total repayment to equal the total the Company is to receive in funding plus the additional 25% interest.

As of December 31, 2020, the Company has fully repaid this financing obligation.